Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Contingency [Line Items]
Repatriation on certain foreign earnings from prior and current periods	9.40%	0.80%	0.00%
Tax benefits on certain foreign investments	0.00%	(12.80%)	(3.30%)
Effective tax rate, investments in foreign affiliates		$ 14,300,000
Gross state net operating loss carryforwards	$ 151,700,000
Foreign subsidiaries gross net operating loss carryforwards	151,200,000
Increase (decrease) in valuation allowance	(6,200,000)
Repatriation on certain foreign earnings from prior and current periods, amount	6,800,000
Provision for income taxes on undistributed earnings of non-United States subsidiaries	0
Undistributed earnings of non-United States subsidiaries	350,000,000
Income tax payments	40,500,000	51,100,000	$ 45,100,000
Income tax refunds	29,900,000	6,700,000	$ 2,400,000
Income tax penalties and interest accrued	2,500,000	$ 2,600,000
Reduction in unrecognized tax benefits on the outcome of tax examinations and the expiration of statutes of limitations	1,000,000.0
Income tax expense if unrecognized tax benefits were recognized	10,600,000
Domestic and Foreign Tax Authority
Income Tax Contingency [Line Items]
Increase (decrease) in valuation allowance	$ 15,100,000
Tax Year 2017
Income Tax Contingency [Line Items]
Repatriation on certain foreign earnings from prior and current periods	7.50%
Tax Year 2018
Income Tax Contingency [Line Items]
Repatriation on certain foreign earnings from prior and current periods	1.90%